PREPAYMENTS (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayment	$ 932,420	$ 1,048,188	$ 2,087,131
Prepaid Service Fee And Others [Member]
Prepayment	117,944	20,644	741,565
Prepayments For Inventory Purchase [Member]
Prepayment	$ 814,476	$ 1,027,544	$ 1,345,566